EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054


                                                February 25, 2004


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

    Re: Form N-1A for Eaton Vance Special Investment Trust (the "Registrant") on behalf of Eaton Vance Balanced Fund, Eaton Vance Large-Cap Growth Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Small-Cap Growth Fund, Eaton Vance Small-Cap Value Fund, Eaton Vance Special Equities Fund and Eaton Vance Utilities Fund (collectively, the "Funds") Post-Effective Amendment No. 69 (1933 Act File No. 2-27962)
           Amendment No. 56 (1940 Act File No. 811-1545) (the "Amendment")
           ---------------------------------------------------------------------

Ladies and Gentlemen:

     On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the "1933 Act") and Rules 472 and 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectus and statement of additional information ("SAI") for the Funds, as well as exhibits. Each Fund (except Eaton Vance Balanced Fund) is a "feeder" fund investing in a corresponding portfolio, a "master" fund.

     The Amendment reflects a change to Eaton Vance Large-Cap Value Fund's and Eaton Vance Utilities Fund's investment objective and contains other nonmaterial changes. The change in investment objective was approved by shareholders on June 16, 2003. The proxy materials relating to the change were filed with the Securities and Exchange Commission ("SEC") on April 7, 2003 (Accession No. 0000940394-03-000216).

     The Amendment has been marked to show changes from the Funds' prospectus and SAI contained in the Registrant's Post-Effective Amendment No. 67 filed with the SEC on April 23, 2003 (Accession No. 0000940394-03-000236). The Registrant hereby respectfully requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use selective review procedures set forth in the Investment Company Act Release No. 17368 (February 15, 1985) in processing the Amendment.
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Securities and Exchange Commission
February 25, 2004
Page Two

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, disclose updated financial and performance information and make any other necessary nonmaterial changes.

     If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 598-8305 or fax (617) 338-8054.

                                                Very truly yours,


                                                /s/ Maureen A. Gemma
                                                Maureen A. Gemma, Esq.
                                                Vice President

Enclosures